CASH AND CASH EQUIVALENTS - Interest Rates on Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Rupiah | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	4.00%	2.60%
Rupiah | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	9.25%	9.25%
Foreign currency | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	0.50%	0.50%
Foreign currency | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	3.30%	3.75%